Document and Entity Information - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42440
Entity Registrant Name	NETCLASS TECHNOLOGY INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 11-03, ABI Plaza
Entity Address, Adress Line Two	11 Keppel Road
Entity Address, Country	SG
Entity Address, Postal Zip Code	089057
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00025 per share
Trading Symbol	NTCL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001927578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Wei, Wei & Co., LLP	Marcum Asia CPAs LLP
Auditor Location	Flushing, New York	New York, NY
Auditor Firm ID	2388	5395
Common Class A
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	18,487,030
Common Class B
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Jianbiao Dai
City Area Code	+65
Local Phone Number	91821823
Entity Address, Address Line One	Unit 11-03, ABI Plaza
Entity Address, Adress Line Two	11 Keppel Road
Entity Address, Country	SG
Entity Address, Postal Zip Code	089057